UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

SEMI-ANNUAL REPORT

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

December 31, 2013

(UNAUDITED)

FRANK VALUE FUND

           PORTFOLIO ANALYSIS

             DECEMBER 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Cash Equivalents
18.39%
Consumer Cyclical
26.74%
Consumer Defensive
4.53%
Financial Services
15.66%
Healthcare
5.45%
Industrials
5.56%
Technology
23.67%

Sectors are based on Morningstar® classifications.

LEIGH BALDWIN TOTAL RETURN FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Technology
7.24%
Basic Materials
10.82%
Real Estate Investment Trusts
3.41%
Cash Equivalents
5.07%
Industrials
10.81%
Communication Services
5.42%
Healthcare
6.47%
Consumer Cyclical
14.20%
Financial Services
5.70%
Consumer Defensive
6.44%
Exchange Traded Funds
15.37%
Energy
9.05%

Sectors are based on Morningstar® classifications.

	Value Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 79.87%

Computer Communications Equipment - 2.56%
52,143	Cisco Systems, Inc.	$ 1,169,567

Consumer Electronics - 3.41%
2,779	Apple, Inc.	1,559,075

Finance Services - 4.93%
74,299	Calamos Asset Management, Inc. Class A	879,700
111,070	Janus Capital Group, Inc.	1,373,936
		2,253,636
Fire, Marine & Casualty Insurance - 10.39%
19,449	Berkshire Hathaway, Inc. Class B *	2,305,873
72,445	Greenlight Capital Reinsurance, Ltd. Class A *	2,442,121
		4,747,994
Footwear - 2.08%
59,656	Crocs, Inc. *	949,724

Hospital & Medical Service Plans - 5.33%
12,290	Humana, Inc.	1,268,574
16,603	Wellcare Healthplans, Inc. *	1,169,183
		2,437,757
Leather & Leather Products - 3.07%
58,363	Vera Bradley, Inc.*	1,403,047

Pharmaceutical Preparations - 1.41%
8,193	Herbalife Ltd.	644,789

Retail-Apparel & Accessory Stores - 2.76%
68,434	Francesca's Holding Corp. *	1,259,186

Retail-Specialty Retail - 2.52%
31,309	CST Brands, Inc.	1,149,667

Retail-Food Stores - 3.13%
27,532	Vitamin Shoppe, Inc. *	1,431,939

Services-Advertising - 5.08%
128,764	News Corp. *	2,320,327

Services-Advertising Agencies - 3.23%
63,182	Valueclick, Inc. *	1,476,563

Services-Business Services, NEC - 6.74%
85,320	Liquidity Services, Inc. *	1,933,351
67,771	RPX Corp. *	1,145,330
		3,078,681
Services-Computer Integrated Systems Design - 4.58%
70,664	Nvidia Corp.	1,132,037
45,740	Quality Systems, Inc.	963,284
		2,095,321
Services-Computer Programming, Date Processing, ETC - 1.63%
24,849	Mantech International Corp. Class A	743,731

Services-Direct Mail Advertising - 3.31%
44,176	Valassis Communications, Inc.	1,513,028

Services-Educational Services - 3.02%
31,729	American Public Education, Inc. *	1,379,260

Services-Engineering, Accounting, Research, Management - 2.72%
37,574	Science Applications International Corp.	1,242,572

Services-Miscellaneous Business - 2.94%
130,448	Performant Financial Corp. *	1,343,614

Services-Prepackaged Software - 5.03%
61,496	Microsoft Corp.	2,300,565

TOTAL FOR COMMON STOCKS (Cost $31,830,629) - 79.87%		36,500,043

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject
to Put

	Japan 10 Year Bond Future (JBG)
10,000,000	February 2014 Put @ $139.00	1,899

	Total (Premiums Paid $1,003) - 0.00%	1,899

SHORT TERM INVESTMENTS - 18.00%
8,223,161	Fidelity Institutional Money Market Portfolio 0.06% **	8,223,161
TOTAL FOR SHORT TERM INVESTMENTS (Cost $8,223,161) - 18.00%		8,223,161

TOTAL INVESTMENTS (Cost $40,054,793) - 97.87%		44,725,103

OTHER ASSETS LESS LIABILITIES - 2.13%		974,823

NET ASSETS - 100.00%		$ 45,699,926

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
The accompanying notes are an integral part of these financial statements.

	Baldwin Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 80.13%

Agricultural - 5.58%
6,000	Potash Corp. (Canada)	$ 197,760

Computer Communications Equipment - 5.70%
9,000	Cisco Systems, Inc.	201,870

Construction Machinery & Equipment - 5.90%
2,300	Caterpillar, Inc.	208,863

Finance Services - 0.85%
2,500	GSV Cap Corp. *	30,225

Leather & Leather Products - 3.96%
2,500	Coach, Inc.	140,325

Metal Mining - 4.26%
4,000	Freeport McMoran Copper & Gold, Inc.	150,960

Mining & Quarrying of Nonmetal Minerals (No Fuel) - 1.47%
2,000	Teck Cominco Ltd.	52,020

Motor Vehicles & Passenger Car Bodies - 0.42%
100	Tesla Motors, Inc. *	15,043

National Commercial Banks - 5.13%
4,000	Wells Fargo & Co.	181,600

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.08%
100	Intuitive Surgical, Inc. *	38,408

Petroleum Refining - 10.84%
1,600	Chevron Corp.	199,856
400	Icahn Enterprises L.P.	43,764
4,000	Suncor Energy, Inc. (Canada)	140,200
		383,820
Pharmaceutical Preparations - 5.76%
4,000	Eli Lilly & Co.	204,000

Public Warehousing & Storage - 4.29%
5,000	Iron Mountain, Inc.	151,750

Retail-Eating Places - 7.54%
2,000	Mcdonalds Corp.	194,060
3,000	Potbelly Corp. *	72,840
		266,900
Retail-Grocery Stores - 2.17%
2,000	Sprouts Farmer Market, Inc. *	76,860

Retail-Miscellaneous Shopping Goods Stores - 0.75%
5,000	Office Depot, Inc. *	26,450

Semiconductors & Related Devices - 1.94%
1,100	Cree, Inc. *	68,772

Services-Video Tape Rental - 2.08%
200	Netflix, Inc. *	73,634

Soap, Detergents, Cleaning Preparations, Perfumes, & Cosmetics - 4.65%
4,000	Unilever Plc. ADR	164,800

Telephone Communications - 5.76%
5,800	AT&T Corp.	203,928

TOTAL FOR COMMON STOCKS (Cost $2,794,368) - 80.13%		2,837,988

EXCHANGE TRADED FUNDS - 16.09%
12,000	Aberdeen Asia Pacific Fund	69,120
8,000	The Gamco Global Gold, Natural Resources & Income Trust	72,160
4,000	iPath S&P VIX Short Term Futures ETN *	170,200
4,000	Nuveen Build America	73,760
1,000	SPDR S&P 500	184,690
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $675,651) - 16.09%		569,930

REAL ESTATE INVESTMENT TRUSTS - 3.64%
6,500	Annaly Capital Management, Inc.	64,805
2,000	Corrections Corp of America	64,140
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $145,099) - 3.64%		128,945

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 1.48% *
Shares Subject
to Put
	AT&T Corp.
5,200	January 2014 Put @ $34.00	988

	Caterpillar, Inc.
2,000	January 2014 Put @ $85.00	440

	Chevron Corp.
1,300	February 2014 Put @ $120.00	1,755

	Cisco Systems, Inc.
8,000	February 2014 Put @ $21.00	2,960

	Coach, Inc.
2,000	January 2014 Put @ $55.00	1,100

	Cree, Inc.
800	January 2014 Put @ $55.00	120

	Eli Lilly & Co.
3,000	February 2014 Put @ $49.00	2,040

	Facebook, Inc.
5,000	January 2014 Put @ $20.00	0

	Freeport McMoran Copper & Gold, Inc.
3,500	May 2014 Put @ $32.00	2,450

	Icahn Enterprises L.P.
300	February 2014 Put @ $105.00	1,497

	Iron Mountain, Inc.
4,500	January 2014 Put @ $27.50	2,475

	Mcdonalds Corp.
1,700	March 2014 Put @ $95.00	2,975

	Microsoft Corp.
4,000	January 2014 Put @ $27.00	40

	Netflix, Inc.
200	January 2014 Put @ $390.00	4,892

	Office Depot, Inc.
13,450	January 2014 Put @ $12.00	0

	Potash Corp.
1,000	January 2014 Put @ $28.00	10

	Potash Corp.
5,000	March 2014 Put @ $31.00	3,850

	Potbelly Corp.
3,000	April 2014 Put @ $22.50	5,700

	SPDR S&P 500
800	January 2014 Put @ $179.00	40

	Sprouts Farmer Market, Inc.
1,000	March 2014 Put @ $35.00	1,700

	Suncor Energy, Inc. (Canada)
7,000	January 2014 Put @ $29.00	70

	Suncor Energy, Inc. (Canada)
3,000	January 2014 Put @ $33.00	240

	Teck Cominco Ltd.
2,000	May 2014 Put @ $23.00	1,980

	Tesla Motors, Inc.
200	March 2014 Put @ $100.00	392

	Unilever Plc.
3,000	May 2014 Put @ $35.00	150

	iPath S&P VIX Short Term Futures ETN
4,000	January 2014 Put @ $44.00	11,040

	Wells Fargo & Co.
1,000	April 2014 Put @ $39.00	270

	Wells Fargo & Co.
3,000	February 2014 Put @ $45.00	3,300

	Total (Premiums Paid $121,067) - 1.48%	52,474

SHORT TERM INVESTMENTS - 5.42%
191,740	Fidelity Government Fund Class-I 0.01% **	191,740

TOTAL FOR SHORT TERM INVESTMENTS - (Cost $191,740) 5.42%		191,740

TOTAL INVESTMENTS (Cost $3,927,925) - 106.76%		3,781,077

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.76)%		(239,309)

NET ASSETS - 100.00%		$ 3,541,768

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
ADR - American Depository Receipt.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Call Options Written
December 31, 2013 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Annaly Capital Management, Inc.
January 2014 Call @ $11.00	6,500	$ 130

AT&T Corp.
January 2014 Call @ $35.00	5,800	2,030

Caterpillar, Inc.
January 2014 Call @ $87.50	2,300	8,418

Chevron Corp.
January 2014 Call @ $120.00	1,600	8,496

Cisco Systems, Inc.
January 2014 Call @ $22.00	9,000	4,410

Corrections Corp of America
January 2014 Call @ $33.00	1,000	340

Corrections Corp of America
January 2014 Call @ $36.00	1,000	50

Cree, Inc.
January 2014 Call @ $60.00	1,100	3,674

Eli & Lilly Co.
January 2014 Call @ $52.50	4,000	640

Freeport McMoran Copper & Gold, Inc.
January 2014 Call @ $37.00	4,000	4,120

GSV Cap Corp.
March 2014 Call @ $15.00	2,500	775

Icahn Enterprises L.P.
January 2014 Call @ $110.00	400	1,680

Intuitive Surgical, Inc.
January 2014 Call @ $360.00	100	2,330

Iron Mountain, Inc.
January 2014 Call @ $30.00	5,000	8,800

Mcdonalds Corp.
February 2014 Call @ $97.50	2,000	3,240

Netflix, Inc.
February 2014 Call @ $390.00	200	3,514

Office Depot, Inc.
January 2014 Call @ $5.50	5,000	250

Potash Corp.
January 2014 Call @ $33.00	6,000	2,760

SPDR S&P 500
January 2014 Call @ $180.00	1,000	5,400

Sprouts Farm Market, Inc.
January 2014 Call @ $40.00	2,000	1,000

Suncor Energy, Inc.
January 2014 Call @ $35.00	4,000	2,680

Teck Cominco Ltd.
February 2014 Call @ $25.00	2,000	3,680

Tesla Motors, Inc.
January 2014 Call @ $150.00	100	640

Unilever Plc.
February 2014 Call @ $40.00	4,000	6,200

iPath S&P VIX Short Term Futures ETN
January 2014 Call @ $44.00	4,000	1,040

Wells Fargo & Co.
January 2014 Call @ $46.00	4,000	1,760

Total (Premiums Received $53,311)		$ 78,057

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Assets and Liabilities
December 31, 2013 (Unaudited)

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $40,054,793 and $3,927,925, respectively)	$ 44,725,103	$ 3,781,077
Cash Denominated in Foreign Currencies (Cost $791 and $0, respectively)	938	-
Cash	39,186	-
Receivables:
Dividends and Interest	27,592	7,389
Due from Adviser	-	14,770
Portfolio Securities Sold	614,669	82,342
Fund Shares Sold	389,119	-
Total Assets	45,796,607	3,885,578
Liabilities:
Covered Call Options Written at Fair Market Value
(premiums received $0 and $53,311)	-	78,057
Payables:
Advisory Fees	37,591	-
Administrative Fees	9,493	409
Securities Purchased	-	242,988
Fund Shares Purchased	28,633	-
Distribution Fees	20,964	8,903
Accrued Expenses	-	13,453
Total Liabilities	96,681	343,810

Net Assets	$ 45,699,926	$ 3,541,768

Net Assets Consist of:
Paid In Capital	$ 39,936,918	$ 4,213,465
Undistributed Net Investment Gain (Loss)	(52,384)	9,987
Accumulated Realized Gain (Loss) on Investments	1,144,935	(510,090)
Unrealized Appreciation (Depreciation) in Value of Investments	4,670,457	(171,594)
Net Assets, for 3,124,408 and 474,958 Shares Outstanding, respectively	$ 45,699,926	$ 3,541,768

Net Asset Value Per Share		$ 7.56

Short-term Redemption Price Per Share ($7.56 x 0.98) *		$ 7.41

Investor Class:

Net Assets	$ 20,388,444

Shares outstanding (unlimited number of shares authorized with no par value)	1,392,912

Net Asset Value	$ 14.64

Short-term Redemption Price Per Share ($14.64 x 0.98) *	$ 14.35

Class C:

Net Assets	$ 2,186,744

Shares outstanding (unlimited number of shares authorized with no par value)	153,288

Net Asset Value	$ 14.27

Short-term Redemption Price Per Share ($14.27 x 0.98) *	$ 13.98

Institutional Class:

Net Assets	$ 23,124,738

Shares outstanding (unlimited number of shares authorized with no par value)	1,578,208

Net Asset Value, Redemption Price and Offering Price Per Share	$ 14.65

Short-term Redemption Price Per Share ($14.65 x 0.98) *	$ 14.36

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Operations
For the six months ended December 31, 2013 (Unaudited)

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 181,386	$ 48,521
Interest	2,256	23
Total Investment Income	183,642	48,544

Expenses:
Advisory Fees	162,022	8,054
Administration Fees	40,915	30,246
Transfer Agent Fees	-	6,033
Miscellaneous Expenses	-	37
Audit Fees	-	3,896
Distribution Fees (Class C - $10,867 and Investor Class - $22,139)	33,006	17,898
Legal Fees	-	4,033
Custody Fees	-	5,374
Printing and Mailing Expense	-	276
Registration Fees	-	920
Total Expenses	235,943	76,767
Fees Waived and Reimbursed by the Advisor	-	(45,445)
Net Expenses	235,943	31,322

Net Investment Income (Loss)	(52,301)	17,222

Realized and Unrealized Gain (Loss) on:
Realized Gain (Loss) on Investments	3,616,174	(91,129)
Realized Gain (Loss) on Options	(9,149)	19,466
Realized Loss on Foreign Currency Transactions	(26)	-
Realized Gain (Loss) on Investments, Options and Foreign Currency Transactions	3,606,999	(71,663)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,115,755	186,997
Options	903	(60,167)
Foreign Currency Transactions	66	-
Change in Unrealized Gain on Investments, Options and Foreign Currency Transactions	1,116,724	126,830

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions	4,723,723	55,167

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,671,422	$ 72,389

(a) net of foreign withholding taxes of $1,569 - Baldwin Fund

The accompanying notes are an integral part of these financial statements.

Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2013	6/30/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Gain (Loss)	$ (52,301)	$ 19,632
Net Realized Gain on Investments, Options, and Foreign Currency Transactions	3,606,999	1,274,465
Unrealized Appreciation on Investments, Options, and Foreign Currency Transactions	1,116,724	2,032,613
Net Increase in Net Assets Resulting from Operations	4,671,422	3,326,710

Distributions to Shareholders:
Net Investment Income	(5,591)	(13,326)
Realized Gains	(2,848,698)	(1,167,161)
Total Distributions Paid to Shareholders	(2,854,289)	(1,180,487)

Capital Share Transactions	25,521,926	3,472,665

Total Increase in Net Assets	27,339,059	5,618,888

Net Assets:
Beginning of Period	18,360,867	12,741,979

End of Period (Including Undistributed Net Investment Loss
of $(52,384) and $5,508, respectively)	$ 45,699,926	$ 18,360,867

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2013	6/30/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 17,222	$ 62,147
Net Realized Loss on Investments and Options	(71,663)	(263,079)
Unrealized Appreciation on Investments and Options	126,830	93,048
Net Increase (Decrease) in Net Assets Resulting from Operations	72,389	(107,884)

Distributions to Shareholders:
Net Investment Income	(15,643)	(48,985)
Realized Gains	-	-
Total Distributions Paid to Shareholders	(15,643)	(48,985)

Capital Share Transactions	(50,370)	(114,718)

Total Increase (Decrease) in Net Assets	6,376	(271,587)

Net Assets:
Beginning of Period	3,535,392	3,806,979

End of Period (Including Undistributed Net Investment Income of $9,987 and $8,408, respectively)	$ 3,541,768	$ 3,535,392

The accompanying notes are an integral part of these financial statements.

Value Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period
	Ended		Years Ended		Ended
	12/31/2013		6/30/2013	6/30/2012	6/30/2011	***

Net Asset Value, at Beginning of Period	$ 13.38		$ 11.70	$ 11.58	$ 10.09

Income From Investment Operations:
Net Investment Income *	(0.01)		0.05	0.03	0.02
Net Gain on Securities (Realized and Unrealized)	2.24		2.60	0.22	1.50
Total from Investment Operations	2.23		2.65	0.25	1.52

Distributions:
Net Investment Income	-		(0.03)	(0.02)	(0.03)
Realized Gains	(0.96)		(0.94)	(0.11)	-
Total from Distributions	(0.96)		(0.97)	(0.13)	(0.03)

Redemption Fees ****	-		-	-	-

Net Asset Value, at End of Period	$ 14.65		$ 13.38	$ 11.70	$ 11.58

Total Return **	16.71%	(b)	24.40%	2.28%	15.07%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 23,125		$ 4,893	$ 2,132	$ 329
Ratio of Expenses to Average Net Assets	1.23%	(a)	1.23%	1.23%	1.22%	(a)
Ratio of Net Investment Income to Average Net Assets	(0.11)%	(a)	0.42%	0.22%	0.26%	(a)
Portfolio Turnover	55.53%	(b)	73.76%	43.48%	52.38%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** For the Period November 3, 2010 (commencement of investment operations) through June 30, 2011.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

Value Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period
	Ended		Years Ended		Ended
	12/31/2013		6/30/2013	6/30/2012	6/30/2011	***

Net Asset Value, at Beginning of Period	$ 13.11		$ 11.57	$ 11.52	$ 9.32

Income From Investment Operations:
Net Investment Income *	(0.08)		(0.07)	(0.09)	(0.07)
Net Gain on Securities (Realized and Unrealized)	2.20		2.54	0.24	2.27
Total from Investment Operations	2.12		2.47	0.15	2.20

Distributions:
Net Investment Income	-		-	-	-	(a)
Realized Gains	(0.96)		(0.93)	(0.11)	-
Total from Distributions	(0.96)		(0.93)	(0.11)	-

Redemption Fees ****	-		-	-	-

Net Asset Value, at End of Period	$ 14.27		$ 13.11	$ 11.57	$ 11.52

Total Return **	16.20%	(c)	23.06%	1.50%	23.66%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,187		$ 1,458	$ 1,908	$ 3,102
Ratio of Expenses to Average Net Assets	2.24%	(b)	2.24%	2.24%	2.22%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.11)%	(b)	(0.62)%	(0.77)%	(0.80)%	(b)
Portfolio Turnover	55.53%	(c)	73.76%	43.48%	52.38%	(c)

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** For the Period September 23, 2010 (commencement of investment operations) through June 30, 2011.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less than $0.005
(b) Annualized
(c) Not Annualized
The accompanying notes are an integral part of these financial statements.

Value Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2013		6/30/2013	6/30/2012		6/30/2011	6/30/2010	6/30/2009

Net Asset Value, at Beginning of Period	$ 13.38		$ 11.71	$ 11.59		$ 8.40	$ 7.40	$ 10.42

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)		0.02	0.00	(a)	(0.01)	(0.06)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.25		2.59	0.23		3.20	1.06	(2.16)
Total from Investment Operations	2.22		2.61	0.23		3.19	1.00	(2.19)

Distributions:
Net Investment Income	-	(a)	(0.01)	-		-	-	-
Realized Gains	(0.96)		(0.93)	(0.11)		-	-	(0.83)
Total from Distributions	(0.96)		(0.94)	(0.11)		-	-	(0.83)

Redemption Fees ***	-		-	-		-	-	-

Net Asset Value, at End of Period	$ 14.64		$ 13.38	$ 11.71		$ 11.59	$ 8.40	$ 7.40

Total Return **	16.64%	(c)	24.00%	2.10%		37.98%	13.51%	(19.12)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,388		$ 12,010	$ 8,703		$ 9,008	$ 4,307	$ 883
Ratio of Expenses to Average Net Assets	1.49%	(b)	1.49%	1.49%		1.49%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.37)%	(b)	0.17%	(0.02)%		(0.07)%	(0.68)%	(0.43)%
Portfolio Turnover	55.53%	(c)	73.76%	43.48%		52.38%	58.68%	47.11%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less that $0.005
(b) Annualized
(c) Not annualized
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended				Period Ended
	12/31/2013		6/30/2013	6/30/2012	6/30/2011	6/30/2010	6/30/2009

Net Asset Value, at Beginning of Period	$ 7.44		$ 7.78	$ 8.48	$ 8.53	$ 8.94	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.04		0.13	0.06	0.15	0.20	0.26
Net Loss on Securities (Realized and Unrealized)	0.11		(0.37)	(0.57)	0.44	(0.11)	(1.15)
Total from Investment Operations	0.15		(0.24)	(0.51)	0.59	0.09	(0.89)

Distributions:
Net Investment Income	(0.03)		(0.10)	(0.09)	(0.12)	(0.20)	(0.17)
Realized Gains	-		-	(0.10)	(0.52)	(0.30)	-
Total from Distributions	(0.03)		(0.10)	(0.19)	(0.64)	(0.50)	(0.17)

Redemption Fees ****	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 7.56		$ 7.44	$ 7.78	$ 8.48	$ 8.53	$ 8.94

Total Return ***	2.06%	(a)	(3.07)%	(6.08)%	7.10%	0.82%	(8.80)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,542		$ 3,535	$ 3,807	$ 4,038	$ 3,324	$ 1,631
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.29%	(b)	4.27%	4.23%	4.47%	5.94%	16.14%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.58)%	(b)	(0.85)%	(1.76)%	(0.99)%	(1.94)%	(11.24)%	(b)
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	(b)	1.75%	1.75%	1.75%	1.75%	1.75%	(b)
Ratio of Net Investment Income to Average Net Assets	0.96%	(b)	1.67%	0.72%	1.73%	2.25%	3.15%	(b)
Portfolio Turnover	251.95%	(a)	463.44%	684.25%	759.21%	417.96%	195.12%	(a)

* For the Period August 1, 2008 (commencement of investment operations) through June 30, 2009.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Funds may invest in financial futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the security.  The Funds recognize a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Option Writing - The Baldwin Fund may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Baldwin Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Baldwin Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There was $73 collected for the Frank Fund during the six months ended December 31, 2013.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Fair Value of Investments

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:

          Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2013 in valuing the Funds investments carried at value:

Value Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 36,500,043	-	-	$ 36,500,043
Put Options	1,899	-	-	1,899
Short-Term Investments:
Fidelity Institutional Money Market Portfolio	8,223,161	-	-	8,223,161
Total	$ 44,725,103	-	-	$ 44,725,10

Baldwin Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 2,837,988	-	-	$2,837,988
Exchange Traded Funds	569,930	-	-	569,930
Real Estate Investment Trusts	128,945	-	-	128,945
Put Options	52,474	-	-	52,474
Short-Term Investments:
Fidelity Government Fund Class-I	191,740	-	-	191,740
Total	$ 3,781,077	-	-	$3,781,077

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Call Options	$ 78,057	-	-	$ 78,057
Total	$ 78,057	-	-	$ 78,057

The Funds did not hold any Level 3 assets during the six months ended December 31, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  Prior to September 15, 2010, the management fee was 1.49%.  For the six months ended December 31, 2013, Frank Capital earned management fees of $162,022 from the Value Fund.  As of December 31, 2013, the Value Fund owed Frank Capital $37,591 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2013 the Value Fund accrued $40,915 in administrative fees.  At December 31, 2013, the Value Fund owed $9,493 in administrative fees.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. For the six months ended December 31, 2013, LBC earned a fee of $8,054 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2019,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC reimbursed the Baldwin Fund $45,445 for expenses during the six months ended December 31, 2013.  LBC owed the Baldwin Fund $14,770 for reimbursement of expenses at December 31, 2013.  At June 30, 2013, the amount subject to future recoupment is as follows:

Fiscal Year Ended               Recoverable Through                    Amount

   June 30, 2011                         June 30, 2014                           $102,679

   June 30, 2012                         June 30, 2015                           $  97,004

   June 30, 2013                         June 30, 2016                           $  93,594

Note 5. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ended December 31, 2013, LBC was paid $21,182 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the six months ended December 31, 2013, were $30,246.  At December 31, 2013, the Baldwin Fund owed $409 in administrative fees.  LBC acts as the distributor of the Baldwin Fund.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2013, was $39,936,918 and $4,213,465 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2013 through December 31, 2013		July 1, 2012 through June 30, 2013

	Shares	Amount	Shares	Amount
Shares sold	780,618	$11,419,772	311,574	$3,798,367
Shares reinvested	71,633	1,040,833	60,882	671,521
Shares redeemed	(356,786)	(5,280,442)	(218,406)	(2,582,751)
Net Increase (Decrease)	495,465	$7,180,163	154,050	$1,887,137

Value Fund – Class C	July 1, 2013 through December 31, 2013		July 1, 2012 through June 30, 2013

	Shares	Amount	Shares	Amount
Shares sold	83,477	$ 1,171,199	84,802	$ 1,001,503
Shares reinvested	9,523	134,937	14,043	152,368
Shares redeemed	(50,916)	(754,986)	(152,557)	(1,765,620)
Net Decrease	42,084	$ 551,150	(53,712)	$ (611,749)

Value Fund – Institutional Class	July 1, 2013 through December 31, 2013		July 1, 2012 through June 30, 2013

	Shares	Amount	Shares	Amount
Shares sold	1,177,969	$ 17,298,925	262,775	$ 3,127,261
Shares reinvested	89,521	1,302,531	18,734	206,266
Shares redeemed	(55,051)	(810,843)	(97,986)	(1,136,250)
Net Increase	1,212,439	$ 17,790,613	183,523	$ 2,197,277

Baldwin Fund	July 1, 2013 through December 31, 2013		July 1, 2012 through June 30, 2013

	Shares	Amount	Shares	Amount
Shares sold	12,236	$ 92,023	7,259	$ 56,337
Shares reinvested	1,740	13,117	5,455	41,416
Shares redeemed	(20,541)	(155,510)	(27,385)	(212,471)
Net Increase (Decrease)	(6,565)	$ (50,370)	(14,671)	$ (114,718)

Note 7. Options

Baldwin Fund

As of December 31, 2013, the Baldwin Fund had outstanding written call options valued at $78,057.

Transactions in written call options during the six months ended December 31, 2013, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at June 30, 2013	933	$ 106,936
Options written	4,041	288,973
Options exercised	(1,691)	(154,028)
Options expired	(2,082)	(133,347)
Options terminated in closing purchase transaction	(415)	(55,223)
Options outstanding at December 31, 2013	786	$ 53,311

As of December 31, 2013, the Baldwin Fund held put options valued at $52,474.

Transactions in call and put options purchased during the six months ended December 31, 2013, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at June 30, 2013	877	$ 128,246
Options purchased	1,408	201,373
Options expired	(460)	(56,201)
Options terminated	(935.50)	(152,351)
Options outstanding at December 31, 2013	889.50	$ 121,067

Value Fund

As of December 31, 2013, the Value Fund held put options valued at $1,899.

Transactions in put options purchased during the six months ended December 31, 2013, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at June 30, 2013	10,000	$ 409
Options purchased	700,000	9,734
Options expired	(610,000)	(9,140)
Options terminated	(-)	(-)
Options outstanding at December 31, 2013	100,000	$ 1,003

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$78,057	Investments in Securities	$52,474

The location on the statement of assets and liabilities of the Value Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$ -	Investments in Securities	$ 1,899

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2013, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call options	Realized Gain		Change in Unrealized
Written and	(Loss) on Options	$ 19,466	Appreciation/(Depreciation)	$ (60,167)
Purchased			on Options

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2013, by the Value Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call options	Realized Gain		Change in Unrealized
Written and	(Loss) on Options	$ (9,149)	Appreciation/(Depreciation)	$ 903
Purchased			on Options

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 8. Investment Transactions

For the six months ended December 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Value Fund aggregated $29,953,551 and $15,748,066, respectively.  Purchases and sales of options for the Value Fund aggregated $9,734 and $0, respectively.

For the six months ended December 31, 2013, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and for the Baldwin Fund aggregated $8,112,903 and $7,973,303, respectively.  Purchases and sales of options for the Baldwin Fund aggregated $429,179 and $404,388, respectively.

Note 9. Tax Matters

As of June 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Value Fund	Baldwin Fund

Undistributed ordinary income	$ 5,588	$ -

Undistributed realized capital gain (loss)	$ 491,966	$ -

Short-term capital loss carryforward no expiration	$ -	$ (211,146)
Long-term capital loss carryforward no expiration	-	(71,965)
Total	$ -	$ (283,111)

Post-October capital loss deferrals realized between 11/1/2012 and 6/30/2013*	$ -	$ 49,139

Gross unrealized appreciation on investment securities	$ 3,729,867	$ 153,186
Gross unrealized depreciation on investment securities	(281,565)	(536,110)
Net unrealized depreciation on investment securities	$ 3,448,302	$ (382,924)

Cost of investment securities, including Short Term investments**	$ 14,833,159	$ 3,885,471

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Value Fund in future years through the expiration date.  The Value Fund will not make distributions from capital gains while a capital loss carry forward remains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending June 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The Funds paid the following distributions for the year ended June 30, 2013 and the six months ended December 31, 2013:

Value Fund	$ Amount
Periods Ended	Institutional Class	Tax Character
12/31/2013	$ 571,129	Short-term capital gain
12/31/2013	$ 846,260	Long-term capital gain
12/31/2013	$ 3,006	Ordinary income
6/30/2013	$ 7,779	Ordinary income
6/30/2013	$ 218,801	Long-term capital gain

Class C
12/31/2013	$ 54,844	Short-term capital gain
12/31/2013	$ 81,264	Long-term capital gain
6/30/2013	$ 175,344	Long-term capital gain

Investor Class
12/31/2013	$ 521,894	Short-term capital gain
12/31/2013	$ 773,307	Long-term capital gain
12/31/2013	$ 2,585	Ordinary income
6/30/2013	$ 5,547	Ordinary income
6/30/2013	$ 773,016	Long-term capital gain

Baldwin Fund
Periods Ended	$ Amount	Tax Character
12/31/2013	$ 15,644	Ordinary income
6/30/2013	$ 48,985	Ordinary income

For the fiscal year ended June 30, 2013, the tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary Income	$ 13,326	$48,985
Realized Gains	$1,167,161	$ 0
Total Distributions Paid	$1,180,487	$48,985

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 10. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2013, NFS, LLC owned approximately 31.68% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund. As of December 31, 2013, Charles Schwab & Co. owned approximately 25.75% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund. As of December 31, 2013, NFS, LLC owned approximately 74.85% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 11. Distribution and Service Fees

The Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.75% of the Fund’s average daily net assets to Leigh Baldwin, as the Fund’s distributor.  For the six months ended December 31, 2013, the Baldwin Fund accrued $17,898 in 12b-1 fees.  At December 31, 2013, the Baldwin Fund owed $8,903 in distribution fees.

The Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively.  For the six months ended December 31, 2013, the Investor Class accrued $22,139 in distribution fees and Class C accrued $10,867 in distribution fees.  At December 31, 2013, the Value Fund owed $20,964 in distribution fees.

Note 12. New Accounting Pronouncement

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Frank Funds
Expense Illustration
December 31, 2013 (Unaudited)

Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs,  including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2013 through December 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013

Actual	$1,000.00	$1,166.39	$8.14
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013

Actual	$1,000.00	$1,162.01	$12.21
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013

Actual	$1,000.00	$1,167.10	$6.72
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.00	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013

Actual	$1,000.00	$1,020.64	$8.91
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK  FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2013 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jason W. Frey, 312 E. 22nd St. #2B. New York, NY 10010 Age: 34	Trustee since June 2004.

Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012; Product Developer, Metavante Corporation (f.k.a. Prime Associates, Inc), a banking software development company, September 2002 to October 2007.

Hemanshu Patel 312 E. 22nd St. #2B. New York, NY 10010 Age: 29	Trustee since January 2010.	Associate , J. W. Childs Associates, private equity firm, November 2007 to present; Analyst, Citigroup Global Markets, July 2006 to November 2007; Student, Rutgers University, August 2002 to May 2006
Andrea Goncalves 312 E. 22nd St. #2B. New York, NY 10010 Age: 31	Trustee since January 2010.	Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to present; Financial Management Associate, Ernst & Young, May 2004 to May 2006

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 312 E. 22nd St. #2B. New York, NY 10010 Age: 32	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 312 E. 22nd St. #2B. New York, NY 10010 Age: 44	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present; Executive Director, Morgan Stanley Investment Management, 1998 – 2006.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2013 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Goncalves

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

312 E. 22nd St. #2B

New York, NY 10010

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: March 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date March 11, 2014